General and administrative expenses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expenses [Line Items]
General and administrative expenses	$ 10,124	$ 10,156	$ 5,189
Increase / decrease in general and administrative expenses	$ (32)
Credit Suisse
General And Administrative Expenses [Line Items]
General and administrative expenses		$ 10,156